Prepaid Expenses and Other (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid Expense, Current [Abstract]
Schedule of Prepaid Expenses and Other
Prepaid Expenses and Other

	December 31,
(In millions)	2016	2015

Prepaid expenses	$60.3	53.4
Mobile airtime inventory	10.9	13.3
Income tax receivable	16.5	19.7
Other	15.9	14.9
Prepaid expenses and other	$103.6	101.3
Prepaid Expenses and Other

	December 31,
(In millions)	2016	2015

Prepaid expenses	$60.3	53.4
Mobile airtime inventory	10.9	13.3
Income tax receivable	16.5	19.7
Other	15.9	14.9
Prepaid expenses and other	$103.6	101.3